Schedule of Investments (unaudited)
February 28, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Airbus SE	102,351	$ 13,404,968
BAE Systems PLC	1,303,276	14,075,646
L3Harris Technologies, Inc.	94,170	19,887,762
Raytheon Technologies Corp.	200,873	19,703,633
		67,072,009
Auto Components — 1.0%
Lear Corp.	151,329	21,133,095
Automobiles — 1.2%
General Motors Co.	650,313	25,193,126
Banks — 6.1%
Bank of America Corp.	192,180	6,591,774
Citigroup, Inc.	715,936	36,290,796
Citizens Financial Group, Inc.	399,500	16,683,120
First Citizens BancShares, Inc., Class A	23,073	16,930,044
Wells Fargo & Co.	1,046,293	48,935,124
		125,430,858
Capital Markets — 1.2%
Carlyle Group, Inc.	536,060	18,440,464
Invesco Ltd.	326,009	5,757,319
		24,197,783
Chemicals — 0.6%
PPG Industries, Inc.	101,258	13,372,131
Communications Equipment — 1.3%
Cisco Systems, Inc.	418,280	20,253,118
Nokia Oyj, NVS, ADR	1,400,890	6,444,094
		26,697,212
Containers & Packaging — 1.2%
Sealed Air Corp.	520,140	25,289,207
Diversified Financial Services — 1.0%
Apollo Global Management, Inc.	68,852	4,881,607
Equitable Holdings, Inc.	513,279	16,127,226
		21,008,833
Diversified Telecommunication Services — 1.8%
AT&T Inc.	585,096	11,064,166
Verizon Communications, Inc.	681,972	26,467,333
		37,531,499
Electric Utilities — 2.0%
American Electric Power Co., Inc.	128,632	11,315,757
Edison International	65,118	4,311,463
Exelon Corp.	318,350	12,858,157
PG&E Corp.(a)	767,360	11,986,163
		40,471,540
Food & Staples Retailing — 0.2%
Walmart, Inc.	36,204	5,145,675
Food Products — 2.0%
Danone SA	253,274	14,237,132
Kraft Heinz Co.	683,714	26,623,823
		40,860,955
Health Care Equipment & Supplies — 5.4%
Baxter International, Inc.	901,830	36,028,109
Koninklijke Philips NV	896,798	14,641,833
Medtronic PLC	455,951	37,752,743
Zimmer Biomet Holdings, Inc.	188,889	23,397,680
		111,820,365
Security	Shares	Value
Health Care Providers & Services — 4.8%
Cardinal Health, Inc.	264,543	$ 20,028,550
Cigna Group	78,551	22,944,747
Elevance Health, Inc.	30,839	14,484,153
Humana, Inc.	11,628	5,756,093
Laboratory Corp. of America Holdings	151,124	36,173,041
		99,386,584
Household Durables — 0.6%
Newell Brands, Inc.	798,198	11,725,529
Household Products — 0.8%
Kimberly-Clark Corp.	42,257	5,284,238
Reckitt Benckiser Group PLC	152,440	10,577,052
		15,861,290
Industrial Conglomerates — 0.3%
Siemens AG, Registered Shares	42,802	6,522,680
Insurance — 4.3%
American International Group, Inc.	425,328	25,991,794
Fidelity National Financial, Inc., Class A	748,964	29,853,705
Prudential PLC	1,111,931	16,993,586
Willis Towers Watson PLC	69,417	16,268,568
		89,107,653
Interactive Media & Services — 0.9%
Alphabet, Inc., Class C, NVS(a)	79,960	7,220,388
Meta Platforms, Inc., Class A(a)	64,550	11,292,377
		18,512,765
IT Services — 4.1%
Cognizant Technology Solutions Corp., Class A	519,072	32,509,479
Fidelity National Information Services, Inc.	452,250	28,659,083
SS&C Technologies Holdings, Inc.	408,446	23,975,780
		85,144,342
Machinery — 1.9%
Komatsu Ltd.	1,609,100	38,498,357
Media — 1.7%
Comcast Corp., Class A	720,463	26,779,610
Fox Corp., Class A, NVS	224,083	7,847,386
		34,626,996
Multiline Retail — 0.6%
Dollar General Corp.	58,643	12,684,481
Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	238,350	14,403,491
Sempra Energy	28,974	4,344,941
		18,748,432
Oil, Gas & Consumable Fuels — 4.7%
BP PLC	7,138,317	46,909,684
ConocoPhillips	64,647	6,681,267
EQT Corp.	401,334	13,316,262
Hess Corp.	44,908	6,049,108
Shell PLC	448,742	13,591,669
Williams Cos., Inc.	382,897	11,525,200
		98,073,190
Personal Products — 1.0%
Unilever PLC, ADR	425,282	21,234,330
Pharmaceuticals — 4.3%
AstraZeneca PLC	193,525	25,212,067
Bayer AG, Registered Shares	411,208	24,418,046
Eli Lilly & Co.	23,060	7,176,733

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR	49,142	$ 6,928,531
Sanofi	268,209	25,077,094
		88,812,471
Professional Services — 0.9%
Leidos Holdings, Inc.	151,246	14,681,449
Robert Half International, Inc.	48,470	3,907,652
		18,589,101
Software — 1.0%
Microsoft Corp.	79,231	19,761,796
Specialty Retail — 0.3%
Ross Stores, Inc.	63,293	6,996,408
Technology Hardware, Storage & Peripherals — 1.4%
Samsung Electronics Co. Ltd., Registered Shares, GDR	24,586	28,136,630
Textiles, Apparel & Luxury Goods — 0.6%
Ralph Lauren Corp., Class A	105,697	12,492,328
Tobacco — 1.2%
Altria Group, Inc.	87,860	4,079,340
British American Tobacco PLC	545,494	20,644,653
		24,723,993
Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	96,910	8,190,833
Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B, NVS	154,460	7,378,309
Vodafone Group PLC	15,521,962	18,585,604
		25,963,913
Total Common Stocks — 66.2% (Cost: $1,276,449,454)		1,369,018,390
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.9%
Goldman Sachs & Co. LLC (L3Harris Technologies, Inc.) 14.82% 03/30/23	USD	54,400	11,462,398
Goldman Sachs & Co. LLC (Raytheon Technologies Corp.) 11.09% 04/13/23(b)		119,400	11,811,048
JP Morgan Securities PLC (Airbus SE) 16.14% 03/13/23	EUR	56,300	7,346,939
RBC Capital Markets LLC (BAE Systems PLC) 13.52% 03/13/23	GBP	718,800	7,675,570
			38,295,955
Auto Components — 0.6%
SG Americas Securities LLC (Lear Corp.) 23.92% 04/10/23(b)	USD	89,000	12,497,337
Automobiles — 0.5%
Citigroup Global Markets, Inc. (General Motors Co.) 18.67% 03/06/23		248,600	9,614,570
Banks — 4.2%
BMO Capital Markets Corp. (Bank of America Corp.) 17.58% 04/20/23		115,200	3,951,360
BMO Capital Markets Corp. (Citizens Financial Group, Inc.) 22.18% 03/02/23		195,300	8,168,756
BMO Capital Markets Corp. (Citizens Financial Group, Inc.) 18.65% 04/20/23		239,600	10,005,696
Security		Par (000)	Value
Banks (continued)
BMO Capital Markets Corp. (Comerica, Inc.) 19.63% 03/02/23	USD	47,200	$ 3,313,202
BMO Capital Markets Corp. (Wells Fargo & Co.) 20.70% 03/02/23		389,600	17,545,234
BMO Capital Markets Corp. (Wells Fargo & Co.) 14.76% 04/20/23		448,300	20,966,991
Mizuho Securities USA LLC (First Citizens BancShares, Inc.) 11.90% 04/10/23		9,600	7,054,588
SG Americas Securities LLC (Citigroup, Inc.) 13.26% 04/10/23(b)		312,700	15,793,069
			86,798,896
Capital Markets — 0.5%
BNP Paribas Securities Corporation (Carlyle Group, Inc.) 20.81% 04/06/23		221,600	7,687,359
Citigroup Global Markets, Inc. (Invesco Ltd.) 28.01% 03/06/23		174,400	3,100,019
			10,787,378
Chemicals — 0.2%
BOFA Securities, Inc. (PPG Industries, Inc.) 26.05% 03/09/23		39,300	5,022,531
Communications Equipment — 0.8%
BMO Capital Markets Corp. (Cisco Systems, Inc.) 17.72% 04/11/23(b)		284,100	13,823,667
BNP Paribas Securities Corporation (Nokia Oyj) 25.00% 04/06/23		690,900	3,196,633
			17,020,300
Consumer Finance — 0.3%
UBS Securities LLC (Capital One Financial Corp.) 25.40% 03/09/23		55,300	5,770,940
Containers & Packaging — 1.3%
BNP Paribas Securities Corporation (Sealed Air Corp.) 17.90% 04/20/23		312,000	15,169,440
Goldman Sachs & Co. LLC (Sealed Air Corp.) 14.42% 03/02/23		246,900	12,022,836
			27,192,276
Diversified Financial Services — 0.8%
BNP Paribas Securities Corporation (Equitable Holdings, Inc.) 26.88% 04/06/23		301,400	9,620,790
SG Americas Securities LLC (Apollo Global Management, Inc.) 32.13% 03/23/23		83,100	5,938,190
			15,558,980
Diversified Telecommunication Services — 1.7%
Barclays Capital, Inc. (AT&T Inc.) 19.39% 03/23/23		335,300	6,393,636
BMO Capital Markets Corp. (Verizon Communications, Inc.) 18.84% 04/20/23		409,100	15,877,171
Mizuho Securities USA LLC (Verizon Communications, Inc.) 13.90% 03/02/23		332,400	12,913,264
			35,184,071
Electric Utilities — 0.9%
Mizuho Securities USA LLC (PG&E Corp.) 19.55% 03/30/23		252,300	3,925,331
RBC Capital Markets LLC (American Electric Power Co., Inc.) 13.27% 04/11/23(b)		75,600	6,715,877
SG Americas Securities LLC (Exelon Corp.) 24.53% 03/23/23		182,400	7,454,430
			18,095,638

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
BOFA Securities, Inc. (SL Green Realty Corp.) 30.40% 04/06/23	USD	77,100	$ 2,640,617
Food & Staples Retailing — 0.1%
JP Morgan Securities LLC (Walmart, Inc.) 21.35% 03/09/23		20,500	2,930,134
Food Products — 0.7%
Barclays Capital, Inc. (Kraft Heinz Co.) 22.49% 03/16/23		376,900	14,676,695
Health Care Equipment & Supplies — 2.5%
Barclays Capital, Inc. (Koninklijke Philips NV) 22.99% 04/03/23	EUR	367,200	6,087,445
Citigroup Global Markets, Inc. (Medtronic PLC) 11.68% 03/06/23	USD	192,800	15,982,445
Citigroup Global Markets, Inc. (Zimmer Biomet Holdings, Inc.) 12.26% 03/06/23		101,100	12,553,089
UBS Securities LLC (Baxter International, Inc.) 21.90% 04/06/23		407,200	16,298,636
			50,921,615
Health Care Providers & Services — 2.4%
Barclays Capital, Inc. (Laboratory Corp. of America Holdings) 23.50% 03/23/23		61,800	14,927,828
Mizuho Securities USA LLC (Cigna Corp.) 24.00% 03/23/23		32,200	9,438,241
SG Americas Securities LLC (Cardinal Health, Inc.) 21.61% 04/06/23		137,100	10,479,753
SG Americas Securities LLC (Humana, Inc.) 20.70% 03/16/23		14,700	7,344,364
TD Securities (USA) LLC (Elevance Health, Inc.) 12.82% 03/06/23		16,400	7,722,622
			49,912,808
Household Durables — 0.2%
BNP Paribas Securities Corporation (Newell Brands, Inc.) 26.31% 04/06/23		288,800	4,285,570
Household Products — 0.1%
JP Morgan Securities LLC (Kimberly-Clark Corp.) 22.12% 03/16/23		23,900	2,993,533
Industrial Conglomerates — 0.2%
JP Morgan Securities PLC (Siemens AG) 26.72% 03/27/23	EUR	23,600	3,621,814
Insurance — 2.0%
Goldman Sachs & Co. LLC (Prudential Financial, Inc.) 22.88% 03/02/23	USD	19,300	1,934,396
JP Morgan Securities LLC (Willis Towers Watson PLC) 22.92% 03/16/23		39,500	9,371,813
JP Morgan Securities PLC (Prudential PLC) 16.98% 03/13/23	GBP	476,400	7,319,177
Mizuho Securities USA LLC (American International Group, Inc.) 16.40% 03/09/23	USD	183,000	11,178,711
Mizuho Securities USA LLC (Fidelity National Financial, Inc.) 18.80% 03/09/23		290,900	11,592,994
			41,397,091
Interactive Media & Services — 0.4%
Goldman Sachs & Co. LLC (Meta Platforms, Inc.) 30.76% 04/13/23(b)		27,300	4,666,662
RBC Capital Markets LLC (Alphabet, Inc.) 26.94% 04/13/23(b)		33,900	3,084,222
			7,750,884
Security		Par (000)	Value
IT Services — 2.3%
BMO Capital Markets Corp. (Cognizant Technology Solutions Corp.) 15.54% 04/11/23(b)	USD	305,600	$ 19,251,051
UBS Securities LLC (Fidelity National Information Services, Inc.) 24.70% 04/13/23(b)		192,100	12,219,481
UBS Securities LLC (SS&C Technologies Holdings, Inc.) 15.20% 04/13/23(b)		286,600	16,811,956
			48,282,488
Media — 1.0%
Goldman Sachs & Co. LLC (Comcast Corp.) 18.64% 04/10/23		424,200	15,983,962
Goldman Sachs & Co. LLC (Fox Corp.) 23.84% 04/13/23(b)		133,300	4,801,466
			20,785,428
Multiline Retail — 0.3%
JP Morgan Securities LLC (Dollar General Corp.) 13.86% 03/09/23		31,800	6,908,718
Multi-Utilities — 0.6%
Citigroup Global Markets, Inc. (Public Service Enterprise Group, Inc.) 9.98% 03/06/23		127,600	7,725,828
JP Morgan Securities LLC (Sempra Energy) 11.46% 03/09/23		34,100	5,133,078
			12,858,906
Oil, Gas & Consumable Fuels — 2.3%
Barclays Capital, Inc. (Shell PLC) 17.04% 04/03/23	GBP	257,100	7,760,403
JP Morgan Securities LLC (Williams Cos., Inc.) 25.20% 03/16/23	USD	217,900	6,548,922
JP Morgan Securities PLC (BP PLC) 19.97% 03/27/23	GBP	3,059,200	18,382,504
RBC Capital Markets LLC (ConocoPhillips) 23.89% 04/11/23(b)	USD	38,000	3,987,204
SG Americas Securities LLC (EQT Corp.) 24.61% 04/10/23		236,300	7,753,752
SG Americas Securities LLC (Hess Corp.) 33.60% 03/09/23		25,500	3,474,565
			47,907,350
Personal Products — 0.1%
UBS Securities LLC (Unilever PLC) 17.60% 03/09/23		60,000	3,000,178
Pharmaceuticals — 2.5%
Barclays Capital, Inc. (Bayer AG) 18.41% 04/03/23	EUR	235,700	14,202,861
Goldman Sachs & Co. LLC (Eli Lilly & Co.) 17.42% 04/10/23	USD	9,600	3,027,754
JP Morgan Securities LLC (Novo Nordisk A/S) 22.35% 03/16/23		32,500	4,578,698
RBC Capital Markets LLC (AstraZeneca PLC) 20.92% 03/27/23	GBP	106,700	13,955,565
RBC Capital Markets LLC (Sanofi) 13.75% 04/03/23	EUR	165,300	15,372,250
			51,137,128
Professional Services — 0.5%
Goldman Sachs & Co. LLC (Robert Half International, Inc.) 18.28% 03/30/23	USD	28,000	2,282,362
UBS Securities LLC (Leidos Holdings, Inc.) 15.20% 04/13/23(b)		80,000	7,755,200
			10,037,562
Semiconductors & Semiconductor Equipment — 0.2%
Citigroup Global Markets, Inc. (Broadcom, Inc.) 14.84% 03/06/23		8,100	4,813,281

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.6%
Goldman Sachs & Co. LLC (Microsoft Corp.) 14.95% 04/10/23	USD	46,600	$ 11,768,336
Specialty Retail — 0.6%
BMO Capital Markets Corp. (Ross Stores, Inc.) 16.33% 03/02/23		69,300	7,669,650
BMO Capital Markets Corp. (Ross Stores, Inc.) 15.26% 04/20/23		37,900	4,189,466
			11,859,116
Textiles, Apparel & Luxury Goods — 0.4%
BNP Paribas Securities Corporation (Ralph Lauren Corp.) 23.87% 04/06/23		61,500	7,328,374
Tobacco — 0.7%
Barclays Capital, Inc. (British American Tobacco PLC) 19.65% 04/03/23	GBP	154,600	5,815,470
UBS Securities LLC (Altria Group, Inc.) 22.70% 04/06/23	USD	180,200	8,358,295
			14,173,765
Trading Companies & Distributors — 0.2%
BNP Paribas Securities Corporation (MSC Industrial Direct Co., Inc.) 17.55% 04/06/23		44,700	3,806,512
Wireless Telecommunication Services — 0.7%
RBC Capital Markets LLC (Rogers Communications, Inc.) 17.35% 04/11/23(b)	CAD	90,900	4,356,549
RBC Capital Markets LLC (Vodafone Group PLC) 18.52% 04/03/23	GBP	8,897,900	10,177,277
			14,533,826
Total Equity-Linked Notes — 35.4% (Cost: $743,950,544)			732,170,601
Total Long-Term Investments — 101.6% (Cost: $2,020,399,998)			2,101,188,991
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(c)(d)	96,885,738	$ 96,885,738
Total Short-Term Securities — 4.7% (Cost: $96,885,738)		96,885,738
Total Investments — 106.3% (Cost: $2,117,285,736)		2,198,074,729
Liabilities in Excess of Other Assets — (6.3)%		(130,158,385)
Net Assets — 100.0%		$ 2,067,916,344
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 25,886,024	$ 70,999,714(a)	$ —	$ —	$ —	$ 96,885,738	96,885,738	$ 1,261,691	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	4,428(a)	—	(4,428)	—	—	—	3,574(c)	—
				$ (4,428)	$ —	$ 96,885,738		$ 1,265,265	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 39,591,395	$ 27,480,614	$ —	$ 67,072,009
Auto Components	21,133,095	—	—	21,133,095
Automobiles	25,193,126	—	—	25,193,126
Banks	125,430,858	—	—	125,430,858
Capital Markets	24,197,783	—	—	24,197,783
Chemicals	13,372,131	—	—	13,372,131
Communications Equipment	26,697,212	—	—	26,697,212
Containers & Packaging	25,289,207	—	—	25,289,207
Diversified Financial Services	21,008,833	—	—	21,008,833
Diversified Telecommunication Services	37,531,499	—	—	37,531,499
Electric Utilities	40,471,540	—	—	40,471,540
Food & Staples Retailing	5,145,675	—	—	5,145,675
Food Products	26,623,823	14,237,132	—	40,860,955
Health Care Equipment & Supplies	97,178,532	14,641,833	—	111,820,365
Health Care Providers & Services	99,386,584	—	—	99,386,584
Household Durables	11,725,529	—	—	11,725,529
Household Products	5,284,238	10,577,052	—	15,861,290
Industrial Conglomerates	—	6,522,680	—	6,522,680
Insurance	72,114,067	16,993,586	—	89,107,653
Interactive Media & Services	18,512,765	—	—	18,512,765
IT Services	85,144,342	—	—	85,144,342
Machinery	—	38,498,357	—	38,498,357
Media	34,626,996	—	—	34,626,996
Multiline Retail	12,684,481	—	—	12,684,481
Multi-Utilities	18,748,432	—	—	18,748,432
Oil, Gas & Consumable Fuels	37,571,837	60,501,353	—	98,073,190
Personal Products	21,234,330	—	—	21,234,330
Pharmaceuticals	14,105,264	74,707,207	—	88,812,471
Professional Services	18,589,101	—	—	18,589,101
Software	19,761,796	—	—	19,761,796
Specialty Retail	6,996,408	—	—	6,996,408
Technology Hardware, Storage & Peripherals	—	28,136,630	—	28,136,630
Textiles, Apparel & Luxury Goods	12,492,328	—	—	12,492,328
Tobacco	4,079,340	20,644,653	—	24,723,993

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Trading Companies & Distributors	$ 8,190,833	$ —	$ —	$ 8,190,833
Wireless Telecommunication Services	7,378,309	18,585,604	—	25,963,913
Equity-Linked Notes	—	594,595,812	137,574,789	732,170,601
Short-Term Securities
Money Market Funds	96,885,738	—	—	96,885,738
	$ 1,134,377,427	$ 926,122,513	$ 137,574,789	$ 2,198,074,729
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2022	$ 25,492,266
Transfers into Level 3	—
Transfers out of Level 3	—
Net realized gain (loss)	(349,210)
Net change in unrealized appreciation (depreciation)(a)	(2,997,360)
Purchases	139,937,965
Sales	(24,508,872)
Closing Balance, as of February 28, 2023	$ 137,574,789
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023(a)	$ (2,363,176)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares